Loans held-for-sale in non-performing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 96,320	$ 262,302
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	16,047	25,730
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	78,140	236,045
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,080	468
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 53	$ 59